Operating Leases	3 Months Ended
Mar. 31, 2011
Operating Leases
Operating Leases

(7)           Operating Leases

Certain tenant leases contain provisions providing for “stepped” rent increases.  U.S. GAAP requires the Company to record rental income for the period of occupancy using the effective monthly rent, which is the average monthly rent for the entire period of occupancy during the term of the lease.  The accompanying consolidated financial statements include increases of $480 and $50 for the three months ended March 31, 2011 and 2010, respectively of rental income for the period of occupancy for which stepped rent increases apply and $18,551 and $18,071 in related accounts receivable as of March 31, 2011 and December 31, 2010, respectively.  The Company anticipates collecting these amounts over the terms of the leases as scheduled rent payments are made.